Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expenses	The table below presents a summary of the Group’s share-based compensation expenses:
	For the six months ended June 30,
	2024	2025
	(Unaudited)
Selling expenses	$-	$1,093
General and administrative expenses	488,231	4,991,788
Total	$488,231	$4,992,881

Schedule of Key Assumptions Recorded Stock-Based Compensation Expense For Options	The key assumptions used to determine the fair value of the options at the respective grant dates in 2024 were as follows:
	January 3, 2024*	August 15, 2024*
Risk-free interest rate	3.92%	3.91%
Expected volatility	101.90%	111.35%
Expected dividend yield	0.00%	0.00%
Exercise multiple	1.5	1.5
Fair value of underlying ordinary shares	6.15	0.75
Fair value of share option	1.3057	0.1463

*	One option can be exchanged for one ninth of ADS after the one-for-nine reverse ADS split.

Schedule of Share Option Activities Under The Option Plans

The following table summarized the Company’s share option activities under the Option Plans:

	Number of ordinary shares underlying	Weighted average exercise price

Balance, December 31, 2024	951,776	$3.52

Granted	-	$-
Exercised	-	-
Forfeited	(61,839)	$0.75

Balance, June 30, 2025	889,937	$3.71

Exercisable, June 30, 2025	(296,521)	$3.71

Expected to vest, June 30, 2025	593,416	$3.71

Schedule of Restricted Share Unit Activities

The following table summarized the Company’s restricted share unit activities:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	454,677	$1.12
Vested	(454,677)	$1.12
Forfeited	-	$-

Outstanding as of June 30, 2025	-	$-

The following table summarized the Group’s restricted share unit activities:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	3,813,639	$1.11
Vested	(3,813,639)	$1.11
Forfeited	-	$-

Outstanding as of June 30, 2025	-	$-